Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Impact of Derivatives on Consolidated Balance Sheet

Impact of Derivatives on Consolidated Balance Sheet

		Cash Flow		Fair Value		Trading		Total
(Dollars in millions)	Hedged Risk Exposure	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Fair Values(1)
Derivative Assets:
Interest rate swaps	Interest rate	$—	$—	$1,396	$1,471	$150	$262	$1,546	$1,733
Cross-currency interest rate swaps	Foreign currency and interest rate	—	—	1,165	1,229	70	130	1,235	1,359
Other(2)	Interest rate	—	—	—	—	4	1	4	1

Total derivative assets(3)		—	—	2,561	2,700	224	393	2,785	3,093
Derivative Liabilities:
Interest rate swaps	Interest rate	(11)	(26)	(1)	—	(197)	(244)	(209)	(270)
Floor Income Contracts	Interest rate	—	—	—	—	(2,154)	(2,544)	(2,154)	(2,544)
Cross-currency interest rate swaps	Foreign currency and interest rate	—	—	(136)	(243)	—	—	(136)	(243)

Total derivative liabilities(3)		(11)	(26)	(137)	(243)	(2,351)	(2,788)	(2,499)	(3,057)

Net total derivatives		$(11)	$(26)	$2,424	$2,457	$(2,127)	$(2,395)	$286	$36

(1)

Fair values reported are exclusive of collateral held and pledged and accrued interest. Assets and liabilities are presented without consideration of master netting agreements. Derivatives are carried on the balance sheet based on net position by counterparty under master netting agreements, and classified in other assets or other liabilities depending on whether in a net positive or negative position.

(2)	“Other” includes embedded derivatives bifurcated from securitization debt as well as derivatives related to our Total Return Swap Facility.

(3)	The following table reconciles gross positions with the impact of master netting agreements to the balance sheet classification:

Gross Positions Without Netting Agreements
The following table reconciles gross positions with the impact of master netting agreements to the balance sheet classification:

	Other Assets		Other Liabilities
(Dollar in millions)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Gross position	$2,785	$3,093	$(2,499)	$(3,057)
Impact of master netting agreements	(544)	(891)	544	891

Derivative values with impact of master netting agreements (as carried on balance sheet)	2,241	2,202	(1,955)	(2,166)
Cash collateral (held) pledged	(1,423)	(1,326)	973	1,018

Net position	$818	$876	$(982)	$(1,148)

Derivative Notional Values

	Cash Flow		Fair Value		Trading		Total
(Dollars in billions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Notional Values:
Interest rate swaps	$0.7	$1.1	$15.8	$14.0	$56.9	$73.6	$73.4	$88.7
Floor Income Contracts	—	—	—	—	51.6	57.8	51.6	57.8
Cross-currency interest rate swaps	—	—	13.7	15.5	0.3	.3	14.0	15.8
Other(1)	—	—	—	—	1.4	1.4	1.4	1.4

Total derivatives	$0.7	$1.1	$29.5	$29.5	$110.2	$133.1	$140.4	$163.7

(1)	“Other” includes embedded derivatives bifurcated from securitization debt, as well as derivatives related to our Total Return Swap Facility.

Impact of Derivatives on Consolidated Statements of Income

Impact of Derivatives on Consolidated Statements of Income

	Years Ended December 31,
	Unrealized Gain (Loss) on Derivatives(1)(2)			Realized Gain (Loss) on Derivatives(3)			Unrealized Gain (Loss) on Hedged Item(1)			Total Gain (Loss)
(Dollars in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Fair Value Hedges:
Interest rate swaps	$(75)	$503	$289	$449	$481	$487	$41	$(554)	$(334)	$415	$430	$442
Cross-currency interest rate swaps	42	(723)	(1,871)	167	314	348	(182)	664	1,732	27	255	209

Total fair value derivatives	(33)	(220)	(1,582)	616	795	835	(141)	110	1,398	442	685	651
Cash Flow Hedges:
Interest rate swaps	(1)	(1)	—	(26)	(39)	(58)	—	—	—	(27)	(40)	(58)

Total cash flow derivatives	(1)	(1)	—	(26)	(39)	(58)	—	—	—	(27)	(40)	(58)
Trading:
Interest rate swaps	(66)	183	412	108	69	11	—	—	—	42	252	423
Floor Income Contracts	412	(267)	156	(859)	(903)	(888)	—	—	—	(447)	(1,170)	(732)
Cross-currency interest rate swaps	(59)	29	57	7	8	7	—	—	—	(52)	37	64
Other	5	22	37	(1)	11	31	—	—	—	4	33	68

Total trading derivatives	292	(33)	662	(745)	(815)	(839)	—	—	—	(453)	(848)	(177)

Total	258	(254)	(920)	(155)	(59)	(62)	(141)	110	1,398	(38)	(203)	416
Less: realized gains (losses) recorded in interest expense	—	—	—	590	756	777	—	—	—	590	756	777

Gains (losses) on derivative and hedging activities, net	$258	$(254)	$(920)	$(745)	$(815)	$(839)	$(141)	$110	$1,398	$(628)	$(959)	$(361)

(1)	Recorded in “Gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.

(2)	Represents ineffectiveness related to cash flow hedges.

(3)	For fair value and cash flow hedges, recorded in interest expense. For trading derivatives, recorded in “Gains (losses) on derivative and hedging activities, net.”

Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity

Impact of Derivatives on Consolidated Statements of Changes in Stockholders’ Equity (net of tax)

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
Total losses on cash flow hedges	$(7)	$(4)	$(35)
Realized losses recognized in interest expense(1)(2)(3)	16	35	40

Total change in stockholders’ equity for unrealized gains on derivatives	$9	$31	$5

(1)	Amounts included in “Realized gain (loss) on derivatives” in the “Impact of Derivatives on Consolidated Statements of Income” table above.
(2)	Includes net settlement income/expense.
(3)	We expect to reclassify $0.3 million of after-tax net losses from accumulated other comprehensive income to earnings during the next 12 months related to net settlement accruals on interest rate swaps.

Collateral Held and Pledged

The following table details collateral held and pledged related to derivative exposure between us and our derivative counterparties.

(Dollars in millions)	December 31, 2012	December 31, 2011
Collateral held:
Cash (obligation to return cash collateral is recorded in short-term borrowings)(1)	$1,423	$1,326
Securities at fair value — on-balance sheet securitization derivatives (not recorded in financial statements)(2)	613	841

Total collateral held	$2,036	$2,167

Derivative asset at fair value including accrued interest	$2,570	$2,607

Collateral pledged to others:
Cash (right to receive return of cash collateral is recorded in investments)	$973	$1,018

Total collateral pledged	$973	$1,018

Derivative liability at fair value including accrued interest and premium receivable	$1,204	$1,223

(1)	At December 31, 2012 and 2011, $9 million and $26 million, respectively, were held in restricted cash accounts.

(2)	The trusts do not have the ability to sell or re-pledge securities they hold as collateral.